SHORT - TERM DEBT AND LONG-TERM DEBT - Long-term debt (Details) - USD ($) $ in Thousands	1 Months Ended										12 Months Ended
	May 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Apr. 30, 2019	Dec. 31, 2018	Jan. 31, 2018	Oct. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2017
LONG-TERM DEBT
Short-term debt		$ 31,077					$ 49,887				$ 31,077	$ 718
East West Bank [Member]
LONG-TERM DEBT
Face amount of debt						$ 2,000	$ 27,000			$ 30,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 7,182		$ 40,000
Debt Instrument, Description of Variable Rate Basis							LIBOR rate plus 1.2%	LIBOR rate plus 1.2%		LIBOR rate plus 1.2%
Debt Instrument, Maturity Date							Apr. 03, 2020
Repayments of revolving line of credit	$ 1,436		$ 5,814		$ 1,000
Repayments of Debt		31,000					$ 12,000		$ 10,000
Short-term debt		20,182					$ 0				$ 20,182
East West Bank [Member] | Long-term Debt [Member]
LONG-TERM DEBT
Face amount of debt													$ 20,000
Debt Instrument, Description of Variable Rate Basis								LIBOR rate plus 1.2
London Interbank Offered Rate (LIBOR) [Member] | East West Bank [Member]
LONG-TERM DEBT
Face amount of debt				$ 7,000
Debt Instrument, Basis Spread on Variable Rate				1.20%		1.20%					1.70%
Short-term debt		$ 11,000									$ 11,000